Debt (Credit Facilities) (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 29, 2021 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) renewal_option	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Maximum net debt-to-EBITDA financial ratio covenant			3.5
Minimum percentage of facility commitments required for lender involvement in option to extend commitments			50.00%
Number of extension options | renewal_option			2
Term of each optional extension period			1 year
Subsequent Event
Line of Credit Facility [Line Items]
Commercial paper outstanding				$ 6,100,000,000
High Credit Rating
Line of Credit Facility [Line Items]
Credit agreement - commitment fee percentage			0.07%
Moderate Credit Rating
Line of Credit Facility [Line Items]
Credit agreement - commitment fee percentage			0.08%
Low Credit Rating
Line of Credit Facility [Line Items]
Credit agreement - commitment fee percentage			0.10%
Very Low Credit Rating
Line of Credit Facility [Line Items]
Credit agreement - commitment fee percentage			0.125%
Federal Funds Rate
Line of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate			0.50%
LIBOR
Line of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate			1.00%
Additional Margin Upon Default
Line of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate			2.00%
Term Loan Credit Agreement | September 2019 Term Loan | Bank of America, N.A.
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 1,300,000,000
Credit agreement - advances outstanding		1,300,000,000
Term Loan Credit Agreement | 1.25 year Tranche A Facility Term Loan | Bank of America, N.A.
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 400,000,000
Credit agreement - term of Loan		1 year 3 months
Credit agreement - advances outstanding		$ 400,000,000
Term Loan Credit Agreement | 2.25 year Tranche B Facility Term Loan | Bank of America, N.A.
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 400,000,000
Credit agreement - term of Loan		2 years 3 months
Credit agreement - advances outstanding		$ 400,000,000
Term Loan Credit Agreement | 3.25 year Tranche C Facility Term Loan | Bank of America, N.A.
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 500,000,000
Credit agreement - term of Loan		3 years 3 months
Credit agreement - advances outstanding		$ 500,000,000
Term Loan Credit Agreement | April 2020 Term Loan | 11 Commercial Banks And Bank of America, N.A.
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity						$ 5,500,000,000
Term Loan Credit Agreement | January 2021 Term Loan | Bank of America, N.A. | Subsequent Event
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity	$ 14,700,000,000
Credit agreement - term of Loan	364 days
Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity					$ 15,000,000,000
Revolving Credit Facility | Credit Agreement One, Amended Credit Agreement
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity					7,500,000,000
Credit agreement - advances outstanding			$ 0
Revolving Credit Facility | Credit Agreement Two
Line of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity					$ 7,500,000,000
Credit agreement - advances outstanding			$ 0